CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common Share Capital	Contributed Surplus	Retained Earnings	Ownership Changes [1]	Revaluation Surplus	Currency Translation	Other Reserves [2]	Common Equity	Preferred Equity	Non - controlling Interests	Common Equity	Common Equity Retained Earnings	Common Equity Currency Translation	Common Equity Other Reserves [2]	Common Equity Common Equity	Common Equity Non - controlling Interests	Preferred Equity	Preferred Equity Retained Earnings	Preferred Equity Common Equity
Beginning balance at Dec. 31, 2015	$ 57,227	$ 4,378	$ 192	$ 11,045	$ 1,500	$ 6,787	$ (1,796)	$ (538)	$ 21,568	$ 3,739	$ 31,920
Changes in year:
Net income	3,338			1,651					1,651		1,687
Other comprehensive income	2,813					157	405	259	821		1,992
Comprehensive income	6,151			1,651		157	405	259	2,472		3,679
Shareholder distributions
Dividends recognised as distributions to owners												$ (500)	$ (997)	$ 54	$ 2	$ (941)	$ 441	$ (133)	$ (133)	$ (133)
Non-controlling interests	(2,163)										(2,163)
Other items
Equity issuances, net of redemptions	7,740	12	(11)	(125)					(124)	215	7,649
Share-based compensation	35		53	(25)					28		7
Ownership changes	1,331			74	(301)	(194)	81	(31)	(371)		1,702
Total change in year	12,461	12	42	445	(301)	(37)	540	230	931	215	11,315
Ending balance at Dec. 31, 2016	69,688	4,390	234	11,490	1,199	6,750	(1,256)	(308)	22,499	3,954	43,235
Changes in year:
Net income	4,551			1,462					1,462		3,089
Other comprehensive income	2,590					237	280	332	849		1,741
Comprehensive income	7,141			1,462		237	280	332	2,311		4,830
Shareholder distributions
Dividends recognised as distributions to owners												$ (642)	$ (642)	$ 0	$ 0	$ (642)	$ 0	$ (145)	$ (145)	$ (145)
Non-controlling interests	(4,907)										(4,907)
Other items
Equity issuances, net of redemptions	7,328	38	(23)	(118)					(103)	238	7,193
Share-based compensation	25		52	(31)					21		4
Ownership changes	1,384			(152)	260	(106)	98	11	111		1,273
Total change in year	10,184	38	29	374	260	131	378	343	1,553	238	8,393
Ending balance at Dec. 31, 2017	$ 79,872	$ 4,428	$ 263	$ 11,864	$ 1,459	$ 6,881	$ (878)	$ 35	$ 24,052	$ 4,192	$ 51,628

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries
[2]	Includes available-for-sale securities, cash flow hedges, actuarial changes on pension plans and equity accounted other comprehensive income, net of associated income tax